Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Components of Other Comprehensive Income (Loss)
The tax effect for each component of other comprehensive income (loss) consisted of the following:

Year Ended December 31, 2018	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(21)	$(2)	$(23)
Changes in retirement plans’ funded status	620	(143)	477
Foreign currency translation	(317)	—	(317)
Share of other comprehensive loss of entities using the equity method	(35)	—	(35)
Other comprehensive loss	$247	$(145)	$102

Year Ended December 31, 2017	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$84	$5	$89
Changes in retirement plans’ funded status	116	(30)	86
Foreign currency translation	(414)	—	(414)
Share of other comprehensive loss of entities using the equity method	32	—	32
Other comprehensive income	$(182)	$(25)	$(207)

Year Ended December 31, 2016	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(101)	$10	$(91)
Changes in retirement plans’ funded status	(81)	(8)	(89)
Foreign currency translation	322	—	322
Share of other comprehensive loss of entities using the equity method	(40)	—	(40)
Other comprehensive loss	$100	$2	$102

Components of Accumulated Other Comprehensive Income (Loss)
The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following:

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income of Entities Using the Equity Method	Total
Balance, December 31, 2015	$3	$(947)	$(806)	$(113)	$(1,863)
Adoption of ASC 606	—	—	2	—	2
Balance, December 31, 2015, as recast	$3	$(947)	$(804)	$(113)	$(1,861)
Other comprehensive income (loss), before reclassifications	(58)	(172)	319	(40)	49
Amounts reclassified from other comprehensive income	(33)	83	—	—	50
Other comprehensive income (loss)[1]	(91)	(89)	319	(40)	99
Balance, December 31, 2016	$(88)	$(1,036)	$(485)	$(153)	$(1,762)
Other comprehensive income (loss), before reclassifications	56	13	(414)	35	(310)
Amounts reclassified from other comprehensive income (loss)	33	73	—	—	106
Other comprehensive income (loss)[1]	89	86	(414)	35	(204)
Balance, December 31, 2017	$1	$(950)	$(899)	$(118)	$(1,966)
Other comprehensive income (loss), before reclassifications	(1)	473	(317)	(30)	125
Amounts reclassified from other comprehensive income	(22)	4	—	—	(18)
Other comprehensive income (loss)[1]	(23)	477	(317)	(30)	107
Balance, December 31, 2018	$(22)	$(473)	$(1,216)	$(148)	$(1,859)

(1)	Excluded from the table above is other comprehensive (income) loss allocated to noncontrolling interests of $(5), $(3) and $3 for the years ended December 31, 2018, 2017 and 2016, respectively.

Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss)
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in December 31, 2018 and 2017 consisted of the following:

	Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations line
	2018	2017
	(in millions)
Cash flow hedges	$7	$(6)	Net sales
	(15)	47	Cost of goods sold
	(20)	(10)	Other, net
	4	—	Interest expense
	2	2	Income taxes
	$(22)	$33
Change in retirement plans’ funded status:
Amortization of actuarial losses	$85	$101	*
Amortization of prior service cost	(82)	(2)	*
	1	(26)	Income taxes
	$4	$73
Total reclassifications, net of tax	$(18)	$106

(*)	These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 12: Employee Benefit Plans and Postretirement Benefits” for additional information.